Income tax - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Profit before tax	₽ 6,379	₽ 4,501	₽ 3,840
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(824)	(479)	(370)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	23	70	12
Non-deductible expenses	(387)	(388)	(222)
Income tax associated with earnings of foreign subsidiaries	(202)	(70)	(109)
Unrecognized deferred tax assets	(102)	(8)	(9)
Income tax expense for the year	₽ (1,492)	₽ (875)	₽ (698)